Results for the year - Income taxes and deferred income taxes - Development in Deferred Income Tax Assets and Liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 4,041	kr 2,775
Income/(charge) to the income statement	2	1,482
Income/(charge) to other comprehensive income	(577)	(231)
Income/(charge) to equity	(72)	18
Acquisition of subsidiaries	276
Disposal of subsidiaries		(18)
Effect of exchange rate adjustment	(307)	15
Net deferred tax asset/(liability) at 31 December	3,363	4,041
Deferred income tax assets	5,865	4,121
Deferred tax liability at 31 December	(2,502)	(80)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(1,591)	(703)
Income/(charge) to the income statement	(47)	(5)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Acquisition of subsidiaries	0
Disposal of subsidiaries		0
Effect of exchange rate adjustment	24	(18)
Net deferred tax asset/(liability) at 31 December	(1,614)	(1,591)
Deferred income tax assets	755	769
Deferred tax liability at 31 December	(2,369)	(2,360)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(718)	(564)
Income/(charge) to the income statement	(2,883)	(155)
Income/(charge) to other comprehensive income	92	0
Income/(charge) to equity	(92)	0
Acquisition of subsidiaries	0
Disposal of subsidiaries		0
Effect of exchange rate adjustment	1	1
Net deferred tax asset/(liability) at 31 December	(3,600)	(718)
Deferred income tax assets	46	58
Deferred tax liability at 31 December	(3,646)	(776)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	1,811	973
Income/(charge) to the income statement	963	820
Income/(charge) to other comprehensive income	(216)	18
Income/(charge) to equity	0	0
Acquisition of subsidiaries	0
Disposal of subsidiaries		0
Effect of exchange rate adjustment	(2)	0
Net deferred tax asset/(liability) at 31 December	2,556	1,811
Deferred income tax assets	2,568	3,428
Deferred tax liability at 31 December	(12)	(1,617)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	3,452	2,402
Income/(charge) to the income statement	1,449	133
Income/(charge) to other comprehensive income	16	47
Income/(charge) to equity	0	0
Acquisition of subsidiaries	0
Disposal of subsidiaries		(18)
Effect of exchange rate adjustment	(300)	23
Net deferred tax asset/(liability) at 31 December	4,617	3,452
Deferred income tax assets	4,895	3,580
Deferred tax liability at 31 December	(278)	(128)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	1,087	667
Income/(charge) to the income statement	520	689
Income/(charge) to other comprehensive income	(469)	(296)
Income/(charge) to equity	20	18
Acquisition of subsidiaries	276
Disposal of subsidiaries		0
Effect of exchange rate adjustment	(30)	9
Net deferred tax asset/(liability) at 31 December	1,404	1,087
Deferred income tax assets	2,903	1,843
Deferred tax liability at 31 December	(1,499)	(756)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0	0
Disposal of subsidiaries
Net deferred tax asset/(liability) at 31 December	0	0
Deferred income tax assets	5,302	5,557
Deferred tax liability at 31 December	(5,302)	(5,557)
IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0
Net deferred tax asset/(liability) at 31 December		0
IFRS 16 | Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(865)
Net deferred tax asset/(liability) at 31 December		(865)
IFRS 16 | Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0
Net deferred tax asset/(liability) at 31 December		0
IFRS 16 | Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0
Net deferred tax asset/(liability) at 31 December		0
IFRS 16 | Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	865
Net deferred tax asset/(liability) at 31 December		865
IFRS 16 | Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 0
Net deferred tax asset/(liability) at 31 December		kr 0